Income taxes (Schedule of Statutory Tax Rates) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Statutory tax rate (as a percent)	36.60%	42.70%	35.50%
Puerto Rico
Income Taxes [Line Items]
Statutory tax rate (as a percent)	18.50%	20.00%	20.00%
Curacao
Income Taxes [Line Items]
Statutory tax rate (as a percent)	22.00%	22.00%	35.00%
USVI
Income Taxes [Line Items]
Statutory tax rate (as a percent)	22.50%	22.50%	35.00%
Aruba
Income Taxes [Line Items]
Statutory tax rate (as a percent)	25.00%	25.00%	35.00%
Panamá, Uruguay, Trinidad and Tobago and Netherlands
Income Taxes [Line Items]
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%
Ecuador
Income Taxes [Line Items]
Statutory tax rate (as a percent)	25.00%	28.00%	25.00%
Chile
Income Taxes [Line Items]
Statutory tax rate (as a percent)	27.00%	27.00%	25.50%
Peru
Income Taxes [Line Items]
Statutory tax rate (as a percent)	29.50%	29.50%	29.50%
Argentina
Income Taxes [Line Items]
Statutory tax rate (as a percent)	30.00%	30.00%	35.00%
Costa Rica and Mexico
Income Taxes [Line Items]
Statutory tax rate (as a percent)	30.00%	30.00%	30.00%
Martinique, French Guyana and Guadeloupe
Income Taxes [Line Items]
Statutory tax rate (as a percent)	31.00%	33.30%	35.00%
Colombia
Income Taxes [Line Items]
Statutory tax rate (as a percent)	33.00%	37.00%	40.00%
Brazil and Venezuela
Income Taxes [Line Items]
Statutory tax rate (as a percent)	34.00%	34.00%	34.00%